Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7.
PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
	(in thousands)
At cost:
Electronic equipment	721,976	757,326	103,754
Software	516,039	559,914	76,708
Leasehold improvements	87,817	43,562	5,968
Motor vehicles	8,702	6,956	953
Office equipment	2,401	2,492	341
	1,336,935	1,370,250	187,724
Less: Accumulated depreciation	(1,136,075)	(1,166,201)	(159,769)
	200,860	204,049	27,955

Depreciation expense was RMB226.09 million, RMB167.78 million and RMB123.65 million (US$16.94 million) for the years ended December 31, 2022, 2023 and 2024, respectively.